UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0229

Seligman Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Growth Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2006

Common Stocks and Warrants 99.9%
	Warrants, Shares or Principal Amount		Value
Aerospace and Defense 1.1%
Raytheon* (exercise price of $37.50, expiring 6/16/2011)	21,399	wts.	$305,364
United Technologies	66,300	shs.	4,200,105
			4,505,469
Air Freight and Logistics 1.4%
United Parcel Service (Class B)	83,600		6,014,184
Automobiles 0.7%
Harley-Davidson	49,400		3,099,850
Beverages 3.2%
PepsiCo	208,100		13,580,606
Biotechnology 4.5%
Amgen*	111,530		7,977,741
Genentech*	51,100		4,225,970
Genzyme*	43,200		2,914,704
Gilead Sciences*	56,700		3,895,290
			19,013,705
Capital Markets 2.1%
Merrill Lynch	116,200		9,089,164
Communications Equipment 6.0%
Cisco Systems*	652,100		14,998,300
Corning*	276,900		6,759,129
QUALCOMM	98,100		3,565,935
			25,323,364
Computers and Peripherals 6.5%
Apple Computer*	86,200		6,639,986
Hewlett-Packard	284,300		10,430,967
International Business Machines	54,500		4,465,730
SanDisk*	81,200		4,347,448
Sun Microsystems*	405,600		2,015,832
			27,899,963
Consumer Finance 1.0%
American Express	79,300		4,447,144
Diversified Financial Services 3.0%
Citigroup	88,900		4,415,663
JPMorgan Chase	181,200		8,509,152
			12,924,815
Diversified Telecommunication Services 2.1%
AT&T	275,100		8,957,256
Electric Utilities 2.0%
Exelon	138,800		8,402,952
Energy Equipment and Services 1.8%
Schlumberger	123,400		7,654,502
Food and Staples Retailing 2.1%
Wal-Mart Stores	177,900		8,774,028
Food Products 1.1%
General Mills	82,300		4,658,180
Health Care Equipment and Supplies 5.1%
Baxter International	106,300		4,832,398
Cooper	42,800		4,087,400
Medtronic	187,700		8,461,368
Zimmer Holdings*	105,400		3,915,000
			21,296,166
Health Care Providers and Services 2.6%
Coventry Health Care*	20,000		1,030,400
Medco Health Solutions*	73,600		4,424,096
UnitedHealth Group	118,300		5,820,360
			11,274,856
Household Durables 1.1%
Garmin	94,700		4,619,466
Household Products 3.5%
Procter & Gamble	238,440		14,778,511
Industrial Conglomerates 5.2%
3M	89,400		6,653,148
General Electric	440,690		15,556,357
			22,209,505
Insurance 2.3%
AFLAC	216,600		9,911,616
Internet Software and Services 4.2%
Google (Class A)*	16,400		6,591,160
Symantec*	528,200		11,240,096
			17,831,256
Machinery 1.5%
Deere	78,200		6,561,762
Media 1.5%
News Corp. (Class B)	307,300		6,342,672
Multiline Retail 4.2%
Kohl's*	109,100		7,082,772
Target	194,900		10,768,225
			17,850,997
Oil, Gas and Consumable Fuels 1.9%
Exxon Mobil	123,300		8,273,430
Pharmaceuticals 8.2%
Abbott Laboratories	122,700		5,958,312
Johnson & Johnson	165,860		10,770,948
Pfizer	299,800		8,502,328
Schering-Plough	220,700		4,875,263
Wyeth	96,900		4,926,396
			35,033,247
Road and Rail 1.9%
Burlington Northern Santa Fe	111,500		8,188,560
Semiconductors and Semiconductor Equipment 1.8%
Broadcom (Class A)*	133,700		4,056,458
NVIDIA*	116,400		3,444,276
			7,500,734
Software 8.3%
Adobe Systems*	137,400		5,145,630
Electronic Arts*	74,500		4,148,160
Microsoft	702,400		19,196,592
Oracle*	400,300		7,101,322
			35,591,704
Specialty Retail 5.2%
Abercrombie & Fitch (Class A)	60,100		4,175,748
Bed Bath & Beyond*	89,200		3,412,792
Gap	362,600		6,871,270
Limited Brands	294,200		7,793,358
			22,253,168
Wireless Telecommunication Services 2.8%
Alltel	218,700		12,137,850
Total Common Stocks			426,000,682

Short-Term Holdings 1.7%
Fixed Time Deposit 1.7%
BNP Paribas, Grand Cayman, 5.36%, 10/2/2006	$7,363,000		7,363,000

Total Investments 101.6%			433,363,682
Other Assets Less Liabilities (1.6)%			(6,904,553)
Net Assets 100.0%			$426,459,129

____________

* Non-income producing security.

At September 30,2006, the cost of investments for federal income tax purposes was $403,627,211. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $35,674,230 and $5,937,759, respectively. Net unrealized appreciation was $29,736,471.

Note: Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by
J. & W. Seligman & Co. Incorporated (Manager of the Fund) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedure approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, act of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN GROWTH FUND, INC.

By: /S/  BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/  BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: November 27, 2006

By: /S/  LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: November 27, 2006

SELIGMAN GROWTH FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.